UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth & Income Fund

Portfolio of Investments

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.2%
Financials - 24.4%
Banks - 6.4%
JPMorgan Chase & Co.	1,652,790	$89,878,720
Wells Fargo & Co.	1,787,700	92,817,384

		182,696,104

Capital Markets - 5.0%
BlackRock, Inc. - Class A	115,594	39,360,913
Goldman Sachs Group, Inc. (The)	351,120	60,536,599
State Street Corp.	445,360	31,847,694
Waddell & Reed Financial, Inc. - Class A	232,600	10,399,546

		142,144,752

Consumer Finance - 1.2%
Capital One Financial Corp.	482,310	35,309,915

Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. - Class B(a)	1,021,560	147,012,699

Insurance - 6.7%
ACE Ltd.	547,720	59,131,851
Allstate Corp. (The)	464,230	32,398,612
Aon PLC	249,830	22,497,192
Hartford Financial Services Group, Inc. (The)	645,510	25,110,339
Validus Holdings Ltd.	836,034	33,148,748
WR Berkley Corp.	382,580	18,742,594

		191,029,336

		698,192,806

Health Care - 18.3%
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	578,320	25,885,603
Medtronic PLC	970,890	69,321,546

		95,207,149

Health Care Providers & Services - 3.6%
UnitedHealth Group, Inc.	970,350	103,099,688

Pharmaceuticals - 11.4%
Bristol-Myers Squibb Co.	338,140	20,379,698
Eli Lilly & Co.	1,009,820	72,707,040
Merck & Co., Inc.	729,880	43,997,166
Pfizer, Inc.	3,987,000	124,593,750
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,099,320	62,507,335

		324,184,989

		522,491,826

Information Technology - 13.9%
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity Ltd.	368,660	24,475,337

IT Services - 0.9%
Xerox Corp.	1,905,670	25,097,674

Semiconductors & Semiconductor Equipment - 4.2%
Intel Corp.	1,849,660	61,112,766

Company	Shares	U.S. $ Value
Micron Technology, Inc.(a)	689,319	$20,172,921
NVIDIA Corp.	1,956,130	37,567,477

		118,853,164

Software - 4.2%
Activision Blizzard, Inc.	2,490,549	52,040,022
Check Point Software Technologies Ltd.(a)	362,642	27,985,083
Microsoft Corp.	1,002,580	40,504,232

		120,529,337

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	653,817	76,601,200
EMC Corp./MA	609,390	15,801,482
NetApp, Inc.	438,740	16,584,372

		108,987,054

		397,942,566

Consumer Discretionary - 10.2%
Automobiles - 1.6%
Harley-Davidson, Inc.	738,200	45,546,940

Internet & Catalog Retail - 1.1%
Liberty Interactive Corp. - Class A(a)	944,893	25,852,273
Liberty Ventures - Series A(a)	134,335	5,017,412

		30,869,685

Media - 5.8%
Comcast Corp. - Class A	1,884,570	100,155,472
Time Warner, Inc.	834,990	65,070,771

		165,226,243

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.(a)	348,420	26,051,363
PetSmart, Inc.	225,130	18,394,247

		44,445,610

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	164,326	6,111,284

		292,199,762

Industrials - 10.1%
Aerospace & Defense - 4.4%
Boeing Co. (The)	349,300	50,777,741
Raytheon Co.	758,090	75,846,905

		126,624,646

Airlines - 3.5%
Copa Holdings SA - Class A	615,870	66,212,184
Delta Air Lines, Inc.	682,150	32,272,516

		98,484,700

Industrial Conglomerates - 1.6%
General Electric Co.	1,927,830	46,055,859

Company	Shares	U.S. $ Value
Machinery - 0.6%
Parker-Hannifin Corp.	138,970	$16,184,446

		287,349,651

Energy - 7.1%
Energy Equipment & Services - 1.0%
Cameron International Corp.(a)	329,230	14,742,920
FMC Technologies, Inc.(a)	370,490	13,885,965

		28,628,885

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	207,530	21,278,051
ConocoPhillips	327,960	20,654,921
Exxon Mobil Corp.	814,280	71,184,357
Hess Corp.	296,520	20,012,135
Marathon Oil Corp.	773,440	20,573,504
Occidental Petroleum Corp.	265,034	21,202,720

		174,905,688

		203,534,573

Consumer Staples - 4.6%
Food & Staples Retailing - 4.6%
CVS Health Corp.	1,325,454	130,106,565

Utilities - 2.0%
Electric Utilities - 1.0%
Great Plains Energy, Inc.	969,050	28,654,808

Multi-Utilities - 1.0%
Wisconsin Energy Corp.(b)	531,040	29,616,101

		58,270,909

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	993,610	45,417,913

Total Common Stocks (cost $2,342,808,841)		2,635,506,571

SHORT-TERM INVESTMENTS - 9.3%
Investment Companies - 9.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(c) (d) (cost $264,364,521)	264,364,521	264,364,521

Total Investments Before Security Lending Collateral for Securities Loaned - 101.5% (cost $2,607,173,362)		$2,899,871,092

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Exchange Reserves - Class I, 0.07%(c) (d) (cost $5,955,840)	5,955,840	$5,955,840

U.S. $ Value
Total Investments – 101.7% (cost $2,613,129,202)(e)	$2,905,826,932
Other assets less liabilities – (1.7)%	(48,419,953)

Net Assets – 100.0%	$2,857,406,979

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $361,196,390 and gross unrealized depreciation of investments was $(68,498,660), resulting in net unrealized appreciation of $292,697,730.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Growth & Income Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,635,506,571		$	– 0	–	$	– 0	–	$2,635,506,571
Short-Term Investments	264,364,521			– 0	–		– 0	–	264,364,521
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,955,840			– 0	–		– 0	–	5,955,840

Total Investments in Securities	2,905,826,932			– 0	–		– 0	–	2,905,826,932
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,905,826,932		$	– 0	–	$	– 0	–	$2,905,826,932

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 20, 2015